Selling, General And Administrative Expenses	12 Months Ended
Dec. 31, 2019
Selling, General And Administrative Expenses
Selling, General And Administrative Expenses
14.	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31, 2019	Year ended December 31, 2018

Selling and marketing	$6,219	$6,607

General and administrative:

Consulting fees and payroll	2,730	2,297

Share-based payment expense	789	1,685

Depreciation	218	21

Office and administration	608	879

Professional fees	1,032	1,579

Promotion and investor relations	322	264

Director fees	258	328

Transfer agent and regulatory fees	452	536

Travel	430	243

	$13,058	$14,439